Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Current assets
Cash and cash equivalents	$ 173,818,777	$ 5,656,322	$ 132,622,131
Financial assets at fair value through profit or loss, current	705,918	22,971	945,021
Financial assets at fair value through other comprehensive income, current	3,213,057	104,558	8,482,334
Financial assets measured at amortized cost, current	861,817	28,045	28,854,684
Contract assets, current	373,318	12,148	319,621
Accounts receivable, net	36,444,510	1,185,959	34,624,109
Accounts receivable-related parties, net	530,577	17,266	566,338
Other receivables	1,807,999	58,835	857,233
Current tax assets	40,256	1,310	2,597
Inventories, net	31,069,960	1,011,063	23,011,183
Other current assets	3,504,849	114,053	2,988,182
Total current assets	252,371,038	8,212,530	233,273,433
Non-current assets
Financial assets at fair value through profit or loss, noncurrent	17,784,651	578,739	19,501,274
Financial assets at fair value through other comprehensive income, noncurrent	11,976,543	389,735	11,353,331
Financial assets measured at amortized cost, noncurrent	7,491	244	8,786
Investments accounted for under the equity method	26,504,913	862,509	28,138,378
Property, plant and equipment	170,982,066	5,564,011	129,941,703
Right-of-use assets	7,611,991	247,706	7,126,845
Intangible assets	4,275,200	139,121	3,644,933
Deferred tax assets	5,226,236	170,070	5,478,269
Prepayment for equipment	19,439,559	632,592	8,322,874
Refundable deposits	2,749,691	89,479	2,358,549
Other noncurrent assets	5,716,204	186,014	1,806,966
Total non-current assets	272,274,545	8,860,220	217,681,908
Total assets	524,645,583	17,072,750	450,955,341
Current liabilities
Short-term loans	0	0	1,924,124
Financial liabilities at fair value through profit or loss, current	438,397	14,266	2,380,599
Contract liabilities, current	3,546,815	115,419	3,441,754
Accounts payable	8,982,418	292,301	8,364,158
Other payables	31,279,208	1,017,872	21,417,215
Payables on equipment	18,632,245	606,321	7,875,927
Current tax liabilities	19,450,909	632,961	7,049,691
Lease liabilities, current	537,314	17,485	557,873
Other financial liabilities, current	17,226,490	560,576	12,718,616
Current portion of long-term liabilities	7,586,644	246,881	37,331,970
Other current liabilities	4,928,283	160,374	5,187,451
Total current liabilities	112,608,723	3,664,456	108,249,378
Non-current liabilities
Contract liabilities, noncurrent	438,188	14,259	641,386
Bonds payable	23,083,096	751,158	23,077,699
Long-term loans	16,794,289	546,511	16,751,896
Deferred tax liabilities	3,562,436	115,927	2,323,917
Lease liabilities, noncurrent	5,199,781	169,209	4,510,881
Net defined benefit liabilities, noncurrent	2,869,402	93,375	3,877,321
Guarantee deposits	30,518,585	993,120	14,261,029
Other noncurrent liabilities	6,760,135	219,985	12,886,787
Total non-current liabilities	89,225,912	2,903,544	78,330,916
Total liabilities	201,834,635	6,568,000	186,580,294
Commitments and contingencies
Capital
Common stock	125,047,490	4,069,232	124,832,476
Additional paid-in capital
Premiums	3,215,160	104,626	39,889,798
Treasury stock transactions	7,425,869	241,649	6,790,108
Transactions with noncontrolling interests	534,109	17,380	478,696
Share-based payment	2,221,709	72,298	2,238,128
Other	1,746,172	56,823	683,866
Retained earnings
Legal reserve	21,566,986	701,822	15,734,416
Special reserve	4,914,214	159,916	8,164,648
Unappropriated earnings	169,725,371	5,523,117	83,155,758
Other components of equity
Exchange differences on translation of foreign operations	(6,369,416)	(207,270)	(16,612,724)
Unrealized gains or losses on financial assets measured at fair value through other comprehensive income	2,892,583	94,129	9,201,181
Unearned employee compensation	(1,831,030)	(59,585)	(2,212,441)
Treasury stock	(8,621,948)	(280,571)	(8,192,044)
Total equity attributable to the parent company	322,467,269	10,493,566	264,151,866
Non-controlling interests	343,679	11,184	223,181
Total equity	322,810,948	10,504,750	264,375,047
Total liabilities and equity	$ 524,645,583	$ 17,072,750	$ 450,955,341